Mortgages Receivable (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2016
Mortgage Loans on Real Estate [Line Items]
Default interest rate for non-payment	18.00%		18.00%
Principal disbursements for mortgages receivable	$ 10,091,528	$ 5,113,384	$ 21,580,103	$ 19,412,438
Purchased a mortgage note at discount					$ 74,954
Principal collections on mortgages receivable	3,938,601	$ 3,376,109	14,861,360	$ 5,812,116
Minimum
Mortgage Loans on Real Estate [Line Items]
Mortgage loans face amount	$ 21,000		$ 35,000
Mortgage loans on real estate, interest rate	9.00%		9.00%
Maximum
Mortgage Loans on Real Estate [Line Items]
Mortgage loans face amount	$ 1,100,000		$ 1,100,000
Mortgage loans on real estate, interest rate	12.00%		12.00%
JJV, LLC (the "Manager")
Mortgage Loans on Real Estate [Line Items]
Exercise of Option To Share, Percentage on Discount	75.00%
Purchased a mortgage note at discount	$ 55,390